Tax - Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax reconciliation [line items]
Deferred tax assets	$ 113	$ 66	$ 63
Deferred tax asset recognised in respect of revenue losses	89	0
Deferred tax assets recognized related to legal entities which suffered tax loss	95	4
United Kingdom [member]
Disclosure of income tax reconciliation [line items]
Deferred tax assets recognized related to legal entities which suffered tax loss	2
Deferred tax assets	$ 87
Deferred Tax Asset Reverse Period	10 years
Deferred Tax Asset Offset Percentage On Annual Profits (50% restriction on deferred tax losses)	50.00%
Deferred Tax Assets Recognized Related To Profitable Legal Entities	$ 14
Losses [member]
Disclosure of income tax reconciliation [line items]
Deferred tax asset recognised in respect of revenue losses	61	27
Losses [member] | Revenue losses [member]
Disclosure of income tax reconciliation [line items]
Deferred tax asset recognised in respect of revenue losses	60	27
Losses [member] | Capital losses [member]
Disclosure of income tax reconciliation [line items]
Deferred tax asset recognised in respect of revenue losses	1	0
Unprovided deferred tax on unremitted earnings [member]
Disclosure of income tax reconciliation [line items]
Unremitted earnings on which no deferred tax provided	$ 500	$ 900